REVENUES	6 Months Ended
Jun. 30, 2026
Segments, Geographical Areas [Abstract]
REVENUES

NOTE 10 - REVENUES

Total revenues - by geographical location were attributed according to customer residential country as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Sale of Products
United States	$10,435	$6,695	$20,030	$14,676
Israel	2,548	2,523	4,051	4,294
Europe	327	891	1,121	1,733
Other	2,019	2,354	4,033	4,484
	$15,329	$12,463	$29,235	$25,187

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Sale of Services
United States	$27,090	$20,680	$43,971	$41,401
Europe	7,759	4,507	12,106	7,985
Israel	1,350	1,670	3,160	3,273
Other	1,410	3,784	5,613	7,400
	$37,609	$30,641	$64,850	$60,059

Total long-lived assets - by geographical location were as follows:

	June 30,	December 31,
	2026	2025
United States	$36,982	$37,790
Israel	15,304	14,939
Total	$52,286	$52,729

Contract liabilities

Contract liabilities primarily included advance payments from customers expected to be recognized within a year. For the three months ended June 30, 2026 and 2025, $837 and $833, respectively, of the recognized revenue was included in deferred revenue at the beginning of the periods. For the six months ended June 30, 2026 and 2025, $1,668 and $2,525, respectively, of the recognized revenue was included in deferred revenue at the beginning of the period.